Collection Period Ended 30-Nov-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
22,907,621.18
0.134728
0.00
1.000000
22,907,621.18
Interest & Principal
Payment
0.00
0.00
22,966,887.31
134,708.33
$23,101,595.64
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
29
Collection Period (from... to)
1-Nov-2013
30-Nov-2013
Determination Date
12-Dec-2013
Record Date
13-Dec-2013
Distribution Date
16-Dec-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-Nov-2013
16-Dec-2013 Actual/360 Days
31
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Nov-2013
15-Dec-2013
30/360 Days
30
1-m Libor
0.167700%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
83,669,831.47
60,762,210.29
50.792952
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
216,169,831.47
193,262,210.29
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
325,128,013.31
302,220,392.13
Yield Supplement Overcollateralization Amount
53,171,320.50
9,739,762.10
9,003,558.54
Pool Balance
1,691,640,220.36
334,867,775.41
311,223,950.67
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.277700%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
59,266.13
0.131410
50.924362
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$193,974.46
Available Funds
Distributions
Principal Collections
23,419,163.59
(1) Total Servicing Fee
279,056.48
Interest Collections
999,116.14
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
27,953.08
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
99,275.46
(3) Interest Distributable Amount Class A Notes
193,974.46
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
22,907,621.18
Available Collections
24,545,508.27
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
24,545,508.27
(9) Excess Collections to Certificateholders
1,164,856.15
Total Distribution
24,545,508.27
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
279,056.48
279,056.48
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
193,974.46
193,974.46
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
59,266.13
59,266.13
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
22,907,621.18
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
193,974.46
193,974.46
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
22,907,621.18
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
Aggregate Principal Distributable Amount
22,907,621.18
22,907,621.18
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
62,088
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
26,763
Principal Collections
15,673,607.52
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
7,745,556.07
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
334,867,775.41
224,661.15
Pool Balance end of Collection Period
311,223,950.67
25,638
Pool Factor
18.40%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
24.30
Percentage
Current
307,593,998.04
25,406
98.83%
Weighted Average Seasoning (months)
13.28
40.16
Delinquency Profile *
Amount
31-60 Days Delinquent
2,541,171.64
165
0.82%
61-90 Days Delinquent
710,344.92
42
0.23%
27,675.36
91-120 Days Delinquent
378,436.07
25
0.12%
Total
311,223,950.67
25,638
100.00%
Principal Net Losses
98,704.57
Cumulative Principal Net Losses
3,334,871.45
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
224,661.15
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.197%
Principal Recoveries
98,281.22